Commitments	12 Months Ended
Dec. 31, 2021
Commitments [Abstract]
Commitments
30. Commitments
The Group had the following purchase commitments at the end of the reporting period which are not yet reflected in the financial statements.

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Intangible assets	5,000	25,025
Smart musical instruments	6,091	1,028

	11,091	26,053